Taxation - Net deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Deferred tax assets	£ 119	£ 138
Deferred tax liabilities	(1,972)	(2,032)
Net deferred tax (liability) asset	£ (1,853)	£ (1,894)	£ (1,865)